Annual Total Returns- JPMorgan Liquid Assets Money Market Fund (Agency Shares) [BarChart] - Agency Shares - JPMorgan Liquid Assets Money Market Fund - Agency	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.04%	0.10%	0.02%	0.01%	0.04%	0.36%	1.02%	1.89%	2.20%	0.54%